Debt, Banking Arrangements, and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2014	2013
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015 (3)	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
5.875% Notes due 2021 (1)	750	—
4% Notes due 2021	500	500
3.35% Notes due 2022	750	750
6.125% Notes due 2022 (1)	750	—
4.875% Notes due 2023 (1)	1,400	—
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	—
4.875% Notes due 2024 (1)	750	—
3.9% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	—
4.9% Notes due 2045	500	—
Pre-merger ACMP Credit facility loans (1)	640	—
Capital lease obligations	5	—
Net unamortized debt premium (discount) (2)	207	(21)
Long-term debt, including current portion	16,330	9,057
Long-term debt due within one year	(4)	—
Long-term debt	$16,326	$9,057

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(1) These notes and credit facility loans are associated with Pre-merger ACMP. See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies and Note 2 – Acquisitions.
(2) Includes premium related to the fair value of Pre-merger ACMP debt. See Note 2 – Acquisitions.

(3)	Presented as long-term debt due to our intent and ability to refinance.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and capital lease obligations, for each of the next five years:

December 31, 2014
(Millions)
2015	$—
2016	375
2017	785
2018	1,140
2019	—

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facilities

	December 31, 2014
	Available	Outstanding
	(Millions)
Pre-merger WPZ credit facility (1)(3)
Loans	$2,500	$—
Letters of credit sub-limit	1,300	—
Letters of credit under certain bilateral bank agreements		1
Pre-merger ACMP credit facility (2)
Loans	1,750	640
Letters of credit sub-limit	200	2
Swing line advances sub-limit	100	—
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(1)	Under certain conditions, the amount available may be increased up to an additional $500 million.

(2)	Under certain conditions, the amount available may be increased up to an additional $250 million.

(3)	Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2014
(Millions)
2015	$72
2016	62
2017	49
2018	37
2019	33
Thereafter	129
Total	$382